June 28, 2018

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Investor Shares – CAPPX

A series of the Capitol Series Trust

Supplement to Statement of Additional Information

dated August 28, 2017, as amended

The Statement of Additional Information (“SAI”) dated August 28, 2017, as amended, of the Canterbury Portfolio Thermostat Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Election of Trustees

At a shareholder meeting of the Capitol Series Trust (the “Trust”) held on June 19, 2018, John C. Davis, Lori Kaiser and Janet Smith Meeks were elected to serve as Independent Trustees of the Trust beginning July 1, 2018. Accordingly, effective July 1, 2018, the sub-sections titled “A. General Information” and “B. Qualifications of the Trustees” in the section titled “Trustees and Officers,” beginning on page 46 in the Fund’s SAI, are replaced with the following:

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chair of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

As of the date of this SAI, the Trustees oversee the operations of 10 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (June 2012 to October 2013).

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

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Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Consultant (managed care services) (April 2018 to present).

Previous Position(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

John C. Davis Age: 66 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011. Consultant, Board of Trustees of Ultimus Managers Trust (since 2016).

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Former Trustee of Ultimus Managers Trust (2012-2016).

Lori Kaiser Age: 55 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.

Janet Smith Meeks Age: 63 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel Health System (2004-2015).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dina A. Tantra Age: 48 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: March 2018

Principal Occupation(s): Executive Vice President and Director of Fund Administration and Compliance, Ultimus Fund Solutions, LLC (August 2017 to present).

Previous Position(s): Managing Director, Foreside Financial Group,

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

LLC (2016 to 2017); Trustee and President, Advisers Investment Trust (September 2012 to August 2017); Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc. (2008 to 2016); Secretary and General Counsel, BHIL Distributors, Inc. (2008 to 2016).

Matthew J. Miller Age: 42 VICE PRESIDENT and SECRETARY Began Serving: September 2013 (VP); April 2018 (Secretary)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

B.	Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as a Trustee:

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as Managing Director of both since their founding in 1999. He also serves as Co-CEO of Ultimus and its subsidiaries, except as otherwise noted for the

3

FINRA-regulated broker-dealer entities. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018. He has also served as an Interested Trustee on the Board of the Ultimus Managers Trust since February 2012. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as a Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018. Mr. Grimm also serves as Chair of the Valuation Committee and Audit Committee.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

Mr. John C. Davis - Mr. Davis is a Retired Partner of PricewaterhouseCoopers LLP (“PWC”), where he worked from 1974-2010. He has been a Consultant since May 2011. During his career at PWC, Mr. Davis’ client service experiences encompassed domestic and international financial reporting, accounting, auditing, business structuring, tax, governance and compliance for companies in a variety of industries, including banking, insurance, asset management, credit, distribution, venture capital, private equity, and capital markets. From 2012 through 2016, Mr. Davis served as a Trustee of Ultimus Managers Trust. During his tenure as a Trustee, Mr. Davis served as financial expert, lead independent director and as chairman of the Board of Trustees. Since 2016, he has served as a consultant to the Board of Trustees of Ultimus Managers Trust, providing planning, compliance and business advice to the Board on a broad range of trustee oversight and regulatory matters. Mr. Davis was selected to serve as a Trustee based on his extensive mutual fund industry experience, mutual fund board/corporate governance experience, and financial/auditing expertise. Mr. Davis has been a Trustee since July 2018. Mr. Davis graduated from Indiana State University with a degree in Accounting.

Ms. Lori Kaiser - Ms. Kaiser is the CEO of Kaiser Consulting, an international professional services firm that she founded in 1992, which specializes in accounting, finance and IT consulting. She is a Certified Public Accountant and a Chartered Global Management Accountant, with over 20-years’ experience serving the needs of auto/auto-parts manufacturers and various other industries, including financial, communications, not-for-profits, mutual funds, and insurance. She advises executive management on issues of risk identification and mitigation, mergers, acquisitions and integrations. Prior to Kaiser Consulting, Ms. Kaiser was the Chief Financial Officer at Lowestpremium.com, an online insurance aggregator enabling users to search for the lowest auto insurance rates. Earlier in her career, Ms. Kaiser served as Corporate Controller for Nationwide Communications, Inc., the media subsidiary of Nationwide Insurance Company, and she began her career in the audit practice of KPMG, LLP in Columbus, Ohio.

Ms. Kaiser has board and community service experience with a variety of organizations. She is a member of the Advisory Board of both the Center for Business Leadership and the Accounting Department at Miami University. For the Women’s Fund of Central Ohio’s Board of Directors, Ms. Kaiser serves as the Treasurer and as a member of the Executive, Finance and Audit Committees. Ms. Kaiser recently completed a three-year term on the Board of Directors of the National Association of Women Business

4

Owners, where she also served as Treasurer and as a member of the Executive Committee. As a member of the Columbus Chamber of Commerce, she serves on its Small Business Council. Ms. Kaiser was selected to serve as a Trustee as a result of her board and executive level leadership experience, as well as her extensive financial, IT and risk management experience. Ms. Kaiser has been a Trustee since July 2018. Ms. Kaiser earned an MBA with honors from the University of Chicago and received a BS from Miami University, graduating cum laude. In addition, she is an adjunct professor in the MBA Program at Ohio State University Fisher School of Business.

Ms. Janet S. Meeks - Ms. Meeks has 38 years of experience in the healthcare and financial services industries. Ms. Meeks founded healthcare Alignment Advisers, LLC in 2015, a consulting company located in Westerville, Ohio, that provides advice to healthcare executives with respect to, among other things, strategy development and implementation and currently serves as the Chief Executive Officer. Ms. Meeks previously served for nine years as President and Chief Operating Officer of Mount Carmel St. Ann’s Hospital (MCSA), a regional medical center located in Columbus, Ohio. Prior to that, she served in executive roles for four nationally known healthcare systems, including Trinity Health and Vanderbilt University Medical Center. Before entering the healthcare sector, Ms. Meeks worked in the financial services industry for Bank of Mississippi.

As an experienced corporate director, Ms. Meeks currently serves on the Board of Directors of National Church Residences, serves as a faculty member of both the AHA Society for Healthcare Planning and Marketing National Conferences and the Healthcare Strategy Institute National Conferences, and is an Instructor at the University of Mississippi School of Business Administration. Ms. Meeks has published extensively and is an accomplished speaker. Ms. Meeks was selected to serve as a Trustee as a result of her board and executive level leadership experience and her extensive financial industry, marketing and strategy expertise. Ms. Meeks has been a Trustee since July 2018. Ms. Meeks is a two-time graduate of the University of Mississippi, where she received an undergraduate degree in banking and finance and an MBA in finance.

Effective July 1, 2018, the sub-section titled “D. Trustee Ownership of Shares of the Fund and of the Fund Complex” in the section titled “Trustees and Officers,” on page 50 in the Fund’s SAI, is replaced with the following:

D.	Trustee Ownership of Shares of the Fund and of the Fund Complex

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2017.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	$10,001 - $50,000	Over $100,000
Independent Trustees
Walter B. Grimm	None	$10,001 - $50,000
Mary M. Morrow	None	None
John C. Davis	None	None
Lori Kaiser	None	None
Janet Smith Meeks	None	None

**	The Trust currently consists of 10 series.

5

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust, although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None
Independent Trustees
Walter B. Grimm*	$2,550	$25,500
Mary M. Morrow*	$2,550	$25,500
John C. Davis*	$1,500	$15,000
Lori Kaiser*	$1,500	$15,000
Janet Smith-Meeks*	$1,500	$15,000

* Estimated annual compensation for 2018. For the year ended December 31, 2017, Mr. Grimm and Ms. Morrow each received total compensation from the Trust in the amount of $13,450, which included $2,031 in compensation from the Fund. Mr. Davis, Ms. Kaiser and Ms. Meeks did not receive any compensation from the Trust during 2017.

Further Information

For further information, please contact the Fund toll-free at 1-844-838-2121. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above, or by visiting the Fund’s website at www.canterburyfunds.com.

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June 28, 2018

First Security Municipal Bond Fund

Institutional Shares – FIFSx

A Shares – FSARx

A series of Capitol Series Trust

Supplement to the Statement of Additional Information dated August 28, 2017, as amended

The Statement of Additional Information (“SAI”) dated August 28, 2017, of the First Security Municipal Bond Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Election of Trustees

At a shareholder meeting of the Capitol Series Trust (the “Trust”) held on June 19, 2018, John C. Davis, Lori Kaiser and Janet Smith Meeks were elected to serve as Independent Trustees of the Trust beginning July 1, 2018. Accordingly, effective July 1, 2018, the sub-sections titled “A. General Information” and “B. Qualifications of the Trustees” in the section titled “Trustees and Officers,” beginning on page 20 in the Fund’s SAI, are replaced with the following:

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chair of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

As of the date of this SAI, the Trustees oversee the operations of 10 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (June 2012 to October 2013).

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

1

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Consultant (managed care services) (April 2018 to present).

Previous Position(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

John C. Davis Age: 66 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011. Consultant, Board of Trustees of Ultimus Managers Trust (since 2016).

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Former Trustee of Ultimus Managers Trust (2012-2016).

Lori Kaiser Age: 55 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.

Janet Smith Meeks Age: 63 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel Health System (2004-2015).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dina A. Tantra Age: 48 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: March 2018

Principal Occupation(s): Executive Vice President and Director of Fund Administration and Compliance, Ultimus Fund Solutions, LLC (August 2017 to present).

Previous Position(s): Managing Director, Foreside Financial Group, LLC (2016 to 2017); Trustee and President, Advisers Investment Trust (September 2012 to August 2017); Managing Director, Secretary and

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
General Counsel, Beacon Hill Fund Services, Inc. (2008 to 2016); Secretary and General Counsel, BHIL Distributors, Inc. (2008 to 2016).

Matthew J. Miller Age: 42 VICE PRESIDENT and SECRETARY Began Serving: September 2013 (VP); April 2018 (Secretary)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

B.	Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as a Trustee:

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as Managing Director of both since their founding in 1999. He also serves as Co-CEO of Ultimus and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018. He has also served as an Interested Trustee on the Board of the Ultimus

3

Managers Trust since February 2012. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as a Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018. Mr. Grimm also serves as Chair of the Valuation Committee and Audit Committee.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

Mr. John C. Davis - Mr. Davis is a Retired Partner of PricewaterhouseCoopers LLP (“PWC”), where he worked from 1974-2010. He has been a Consultant since May 2011. During his career at PWC, Mr. Davis’ client service experiences encompassed domestic and international financial reporting, accounting, auditing, business structuring, tax, governance and compliance for companies in a variety of industries, including banking, insurance, asset management, credit, distribution, venture capital, private equity, and capital markets. From 2012 through 2016, Mr. Davis served as a Trustee of Ultimus Managers Trust. During his tenure as a Trustee, Mr. Davis served as financial expert, lead independent director and as chairman of the Board of Trustees. Since 2016, he has served as a consultant to the Board of Trustees of Ultimus Managers Trust, providing planning, compliance and business advice to the Board on a broad range of trustee oversight and regulatory matters. Mr. Davis was selected to serve as a Trustee based on his extensive mutual fund industry experience, mutual fund board/corporate governance experience, and financial/auditing expertise. Mr. Davis has been a Trustee since July 2018. Mr. Davis graduated from Indiana State University with a degree in Accounting.

Ms. Lori Kaiser - Ms. Kaiser is the CEO of Kaiser Consulting, an international professional services firm that she founded in 1992, which specializes in accounting, finance and IT consulting. She is a Certified Public Accountant and a Chartered Global Management Accountant, with over 20-years’ experience serving the needs of auto/auto-parts manufacturers and various other industries, including financial, communications, not-for-profits, mutual funds, and insurance. She advises executive management on issues of risk identification and mitigation, mergers, acquisitions and integrations. Prior to Kaiser Consulting, Ms. Kaiser was the Chief Financial Officer at Lowestpremium.com, an online insurance aggregator enabling users to search for the lowest auto insurance rates. Earlier in her career, Ms. Kaiser served as Corporate Controller for Nationwide Communications, Inc., the media subsidiary of Nationwide Insurance Company, and she began her career in the audit practice of KPMG, LLP in Columbus, Ohio.

Ms. Kaiser has board and community service experience with a variety of organizations. She is a member of the Advisory Board of both the Center for Business Leadership and the Accounting Department at Miami University. For the Women’s Fund of Central Ohio’s Board of Directors, Ms. Kaiser serves as the Treasurer and as a member of the Executive, Finance and Audit Committees. Ms. Kaiser recently completed a three-year term on the Board of Directors of the National Association of Women Business Owners, where she also served as Treasurer and as a member of the Executive Committee. As a member of the Columbus Chamber of Commerce, she serves on its Small Business Council. Ms. Kaiser was selected to serve as a Trustee as a result of her board and executive level leadership experience, as well as her extensive financial, IT and risk management experience. Ms. Kaiser has been a Trustee since July 2018. Ms. Kaiser earned an MBA with honors from the University of Chicago and received a BS from Miami University, graduating cum laude. In addition, she is an adjunct professor in the MBA Program at Ohio State University Fisher School of Business.

Ms. Janet S. Meeks - Ms. Meeks has 38 years of experience in the healthcare and financial services industries. Ms. Meeks founded healthcare Alignment Advisers, LLC in 2015, a consulting company located in Westerville, Ohio, that provides advice to healthcare executives with respect to, among other things, strategy development and implementation and currently serves as the Chief Executive Officer. Ms. Meeks previously served for nine years as President and Chief Operating Officer of Mount Carmel St. Ann’s Hospital (MCSA), a regional medical center located in Columbus, Ohio. Prior to that, she served in executive roles for four nationally known healthcare systems, including Trinity Health and Vanderbilt University Medical Center. Before entering the healthcare sector, Ms. Meeks worked in the financial services industry for Bank of Mississippi.

As an experienced corporate director, Ms. Meeks currently serves on the Board of Directors of National Church Residences, serves as a faculty member of both the AHA Society for Healthcare Planning and Marketing National Conferences and the Healthcare Strategy Institute National Conferences, and is an Instructor at the University of Mississippi School of Business Administration. Ms. Meeks has published extensively and is an accomplished speaker. Ms. Meeks was selected to serve as a Trustee as a result of her board and executive level leadership experience and her extensive financial industry, marketing and strategy expertise. Ms. Meeks has been a Trustee since July 2018. Ms. Meeks is a two-time graduate of the University of Mississippi, where she received an undergraduate degree in banking and finance and an MBA in finance.

Effective July 1, 2018, the sub-section titled “D. Trustee Ownership of Shares of the Fund and of the Fund Complex” in the section titled “Trustees and Officers,” beginning on page 24 in the Fund’s SAI, is replaced with the following:

D.	Trustee Ownership of Shares of the Fund and of the Fund Complex

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2017.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
Walter B. Grimm	$10,001 - $50,000	$10,001 - $50,000
Mary M. Morrow	None	None
John C. Davis	None	None
Lori Kaiser	None	None
Janet Smith Meeks	None	None

**	The Trust currently consists of 10 series.

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust, although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None
Independent Trustees
Walter B. Grimm*	$2,550	$25,500
Mary M. Morrow*	$2,550	$25,500
John C. Davis*	$1,500	$15,000
Lori Kaiser*	$1,500	$15,000
Janet Smith-Meeks*	$1,500	$15,000

* Estimated annual compensation for 2018. For the year ended December 31, 2017, Mr. Grimm and Ms. Morrow each received total compensation from the Trust in the amount of $13,450, which included $2,031 in compensation from the Fund. Mr. Davis, Ms. Kaiser and Ms. Meeks did not receive any compensation from the Trust during 2017.

Further Information

For further information, please contact the Fund toll-free at (800) 813-1421. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.fsfai.com.

6

June 28, 2018

Fuller & Thaler Behavioral Small-Cap Equity Fund

Investor Shares – FTHNX

Institutional Shares – FTHSX

R6 Shares – FTHFX

Fuller & Thaler Behavioral Small-Cap Growth Fund

Investor Shares – FTXNX

Institutional Shares – FTXSX

R6 Shares – FTXFX

Fuller & Thaler Behavioral Mid-Cap Value Fund

Investor Shares – FTVNX

Institutional Shares – FTVSX

R6 Shares – FTVZX

Each a series of the Capitol Series Trust

Supplement to Statement of Additional Information

dated December 20, 2017, as amended

The Statement of Additional Information (“SAI”) dated December 20, 2017, as amended, of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund (collectively referred to as the “Funds”) is hereby amended to reflect the updated information that follows.

Election of Trustees

At a shareholder meeting of the Capitol Series Trust (the “Trust”) held on June 19, 2018, John C. Davis, Lori Kaiser and Janet Smith Meeks were elected to serve as Independent Trustees of the Trust beginning July 1, 2018. Accordingly, effective July 1, 2018, the sub-sections titled “A. General Information” and “B. Qualifications of the Trustees” in the section titled “Trustees and Officers,” beginning on page 47 in the Funds’ SAI, are replaced with the following:

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chair of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

As of the date of this SAI, the Trustees oversee the operations of 10 series.

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Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background.  The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Consultant (managed care services) (April 2018 to present).

Previous Position(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

John C. Davis Age: 66 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011. Consultant, Board of Trustees of Ultimus Managers Trust (since 2016).

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Former Trustee of Ultimus Managers Trust (2012-2016).

Lori Kaiser Age: 55 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.

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Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Janet Smith Meeks Age: 63 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel Health System (2004-2015).

Officers.  The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dina A. Tantra Age: 48 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: March 2018

Principal Occupation(s): Executive Vice President and Director of Fund Administration and Compliance, Ultimus Fund Solutions, LLC (August 2017 to present).

Previous Position(s): Managing Director, Foreside Financial Group, LLC (2016 to 2017); Trustee and President, Advisers Investment Trust (September 2012 to August 2017); Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc. (2008 to 2016); Secretary and General Counsel, BHIL Distributors, Inc. (2008 to 2016).

Matthew J. Miller Age: 42 VICE PRESIDENT and SECRETARY Began Serving: September 2013 (VP); April 2018 (Secretary)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

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Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

B.	Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as a Trustee:

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as Managing Director of both since their founding in 1999. He also serves as Co-CEO of Ultimus and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018. He has also served as an Interested Trustee on the Board of the Ultimus Managers Trust since February 2012. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as a Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018. Mr. Grimm also serves as Chair of the Valuation Committee and Audit Committee.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

Mr. John C. Davis - Mr. Davis is a Retired Partner of PricewaterhouseCoopers LLP (“PWC”), where he worked from 1974-2010. He has been a Consultant since May 2011. During his career at PWC, Mr. Davis’ client service experiences encompassed domestic and international financial reporting, accounting, auditing, business structuring, tax, governance and compliance for companies in a variety of industries, including banking, insurance, asset management, credit, distribution, venture capital, private equity, and capital markets. From 2012 through 2016, Mr. Davis served as a Trustee of Ultimus Managers Trust. During his tenure as a Trustee, Mr. Davis served as financial expert, lead independent director and as chairman of the Board of Trustees. Since 2016, he has served as a consultant to the Board of Trustees of Ultimus Managers Trust, providing planning, compliance and business advice to the Board on a broad range of trustee oversight and regulatory matters. Mr. Davis was selected to serve as a Trustee based on his extensive mutual fund industry experience, mutual fund board/corporate governance experience, and financial/auditing expertise. Mr. Davis has been a Trustee since July 2018. Mr. Davis graduated from Indiana State University with a degree in Accounting.

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Ms. Lori Kaiser - Ms. Kaiser is the CEO of Kaiser Consulting, an international professional services firm that she founded in 1992, which specializes in accounting, finance and IT consulting. She is a Certified Public Accountant and a Chartered Global Management Accountant, with over 20-years’ experience serving the needs of auto/auto-parts manufacturers and various other industries, including financial, communications, not-for-profits, mutual funds, and insurance. She advises executive management on issues of risk identification and mitigation, mergers, acquisitions and integrations. Prior to Kaiser Consulting, Ms. Kaiser was the Chief Financial Officer at Lowestpremium.com, an online insurance aggregator enabling users to search for the lowest auto insurance rates. Earlier in her career, Ms. Kaiser served as Corporate Controller for Nationwide Communications, Inc., the media subsidiary of Nationwide Insurance Company, and she began her career in the audit practice of KPMG, LLP in Columbus, Ohio.

Ms. Kaiser has board and community service experience with a variety of organizations. She is a member of the Advisory Board of both the Center for Business Leadership and the Accounting Department at Miami University. For the Women’s Fund of Central Ohio’s Board of Directors, Ms. Kaiser serves as the Treasurer and as a member of the Executive, Finance and Audit Committees. Ms. Kaiser recently completed a three-year term on the Board of Directors of the National Association of Women Business Owners, where she also served as Treasurer and as a member of the Executive Committee. As a member of the Columbus Chamber of Commerce, she serves on its Small Business Council. Ms. Kaiser was selected to serve as a Trustee as a result of her board and executive level leadership experience, as well as her extensive financial, IT and risk management experience. Ms. Kaiser has been a Trustee since July 2018. Ms. Kaiser earned an MBA with honors from the University of Chicago and received a BS from Miami University, graduating cum laude. In addition, she is an adjunct professor in the MBA Program at Ohio State University Fisher School of Business.

Ms. Janet S. Meeks - Ms. Meeks has 38 years of experience in the healthcare and financial services industries. Ms. Meeks founded healthcare Alignment Advisers, LLC in 2015, a consulting company located in Westerville, Ohio, that provides advice to healthcare executives with respect to, among other things, strategy development and implementation and currently serves as the Chief Executive Officer. Ms. Meeks previously served for nine years as President and Chief Operating Officer of Mount Carmel St. Ann’s Hospital (MCSA), a regional medical center located in Columbus, Ohio. Prior to that, she served in executive roles for four nationally known healthcare systems, including Trinity Health and Vanderbilt University Medical Center. Before entering the healthcare sector, Ms. Meeks worked in the financial services industry for Bank of Mississippi.

As an experienced corporate director, Ms. Meeks currently serves on the Board of Directors of National Church Residences, serves as a faculty member of both the AHA Society for Healthcare Planning and Marketing National Conferences and the Healthcare Strategy Institute National Conferences, and is an Instructor at the University of Mississippi School of Business Administration. Ms. Meeks has published extensively and is an accomplished speaker. Ms. Meeks was selected to serve as a Trustee as a result of her board and executive level leadership experience and her extensive financial industry, marketing and strategy expertise. Ms. Meeks has been a Trustee since July 2018. Ms. Meeks is a two-time graduate of the University of Mississippi, where she received an undergraduate degree in banking and finance and an MBA in finance.

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Effective July 1, 2018, the sub-section titled “D. Trustee Ownership of Shares of the Funds and of the Fund Complex” in the section titled “Trustees and Officers,” on page 52 in the Funds’ SAI, is replaced with the following:

D.	Trustee Ownership of Shares of the Funds and of the Fund Complex

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2017.

Trustee	Dollar Range of a Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey		Over $100,000
Small-Cap Equity Fund	$50,001 - $100,000
Small-Cap Growth Fund	None
Mid-Cap Value Fund	None
Independent Trustees
Walter B. Grimm		$10,001 - $50,000
Small-Cap Equity Fund	$10,001 - $50,000
Small-Cap Growth Fund	None
Mid-Cap Value Fund	None
Mary M. Morrow		None
Small-Cap Equity Fund	None
Small-Cap Growth Fund	None
Mid-Cap Value Fund	None
John C. Davis		None
Small-Cap Equity Fund	None
Small-Cap Growth Fund	None
Mid-Cap Value Fund	None
Lori Kaiser		None
Small-Cap Equity Fund	None
Small-Cap Growth Fund	None
Mid-Cap Value Fund	None
Janet Smith-Meeks		None
Small-Cap Equity Fund	None
Small-Cap Growth Fund	None
Mid-Cap Value Fund	None

**	The Trust currently consists of 10 series.

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust, although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

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Trustee	Compensation from the Small- Cap Equity Fund	Compensation from the Small- Cap Growth Fund	Compensation from the Mid-Cap Value Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
Walter B. Grimm*	$2,550	$2,550	$2,550	$25,500
Mary M. Morrow*	$2,550	$2,550	$2,550	$25,500
John C. Davis*	$1,500	$1,500	$1,500	$15,000
Lori Kaiser*	$1,500	$1,500	$1,500	$15,000
Janet Smith-Meeks*	$1,500	$1,500	$1,500	$15,000

* Estimated annual compensation for 2018. For the year ended December 31, 2017, Mr. Grimm and Ms. Morrow each received total compensation from the Trust in the amount of $13,450, which included $2,323 in compensation from the Small-Cap Equity Fund. The Small-Cap Growth Fund and the Mid-Cap Value Fund commenced operations on December 21, 2017, and therefore, did not pay Trustee compensation during 2017. Mr. Davis, Ms. Kaiser and Ms. Meeks did not receive any compensation from the Trust during 2017.

Further Information

For further information, please contact the Funds toll-free at 1-888-912-4562. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.fullerthalerfunds.com.

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June 28, 2018

Hedeker Strategic Appreciation Fund

Institutional Shares – SAFFX

A series of the Capitol Series Trust

Supplement to the Statement of Additional Information dated December 29, 2017,

as amended

The Statement of Additional Information (“SAI”) dated December 29, 2017, of the Hedeker Strategic Appreciation Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Election of Trustees

At a shareholder meeting of the Capitol Series Trust (the “Trust”) held on June 19, 2018, John C. Davis, Lori Kaiser and Janet Smith Meeks were elected to serve as Independent Trustees of the Trust beginning July 1, 2018. Accordingly, effective July 1, 2018, the sub-sections titled “A. General Information” and “B. Qualifications of the Trustees” in the section titled “Trustees and Officers,” beginning on page 40 in the Fund’s SAI, are replaced with the following:

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chair of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

As of the date of this SAI, the Trustees oversee the operations of 10 series.

Interested Trustee Background.  The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s):  Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s):  President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

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Independent Trustee Background.  The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Consultant (managed care services) (April 2018 to present).

Previous Position(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

John C. Davis Age: 66 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011. Consultant, Board of Trustees of Ultimus Managers Trust (since 2016).

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Former Trustee of Ultimus Managers Trust (2012-2016).

Lori Kaiser Age: 55 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.
Janet Smith Meeks Age: 63 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel Health System (2004-2015).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dina A. Tantra Age: 48 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: March 2018

Principal Occupation(s): Executive Vice President and Director of Fund Administration and Compliance, Ultimus Fund Solutions, LLC (August 2017 to present).

Previous Position(s): Managing Director, Foreside Financial Group, LLC (2016 to 2017); Trustee and President, Advisers Investment Trust (September 2012 to August 2017); Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc. (2008 to 2016);

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Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Secretary and General Counsel, BHIL Distributors, Inc. (2008 to 2016).
Matthew J. Miller Age: 42 VICE PRESIDENT and SECRETARY Began Serving: September 2013 (VP); April 2018 (Secretary)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

B.	Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as a Trustee:

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as Managing Director of both since their founding in 1999. He also serves as Co-CEO of Ultimus and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018. He has also served as an Interested Trustee on the Board of

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the Ultimus Managers Trust since February 2012. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as a Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018. Mr. Grimm also serves as Chair of the Valuation Committee and Audit Committee.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

Mr. John C. Davis - Mr. Davis is a Retired Partner of PricewaterhouseCoopers LLP (“PWC”), where he worked from 1974-2010. He has been a Consultant since May 2011. During his career at PWC, Mr. Davis’ client service experiences encompassed domestic and international financial reporting, accounting, auditing, business structuring, tax, governance and compliance for companies in a variety of industries, including banking, insurance, asset management, credit, distribution, venture capital, private equity, and capital markets. From 2012 through 2016, Mr. Davis served as a Trustee of Ultimus Managers Trust. During his tenure as a Trustee, Mr. Davis served as financial expert, lead independent director and as chairman of the Board of Trustees. Since 2016, he has served as a consultant to the Board of Trustees of Ultimus Managers Trust, providing planning, compliance and business advice to the Board on a broad range of trustee oversight and regulatory matters. Mr. Davis was selected to serve as a Trustee based on his extensive mutual fund industry experience, mutual fund board/corporate governance experience, and financial/auditing expertise. Mr. Davis has been a Trustee since July 2018. Mr. Davis graduated from Indiana State University with a degree in Accounting.

Ms. Lori Kaiser - Ms. Kaiser is the CEO of Kaiser Consulting, an international professional services firm that she founded in 1992, which specializes in accounting, finance and IT consulting. She is a Certified Public Accountant and a Chartered Global Management Accountant, with over 20-years’ experience serving the needs of auto/auto-parts manufacturers and various other industries, including financial, communications, not-for-profits, mutual funds, and insurance. She advises executive management on issues of risk identification and mitigation, mergers, acquisitions and integrations. Prior to Kaiser Consulting, Ms. Kaiser was the Chief Financial Officer at Lowestpremium.com, an online insurance aggregator enabling users to search for the lowest auto insurance rates. Earlier in her career, Ms. Kaiser served as Corporate Controller for Nationwide Communications, Inc., the media subsidiary of Nationwide Insurance Company, and she began her career in the audit practice of KPMG, LLP in Columbus, Ohio.

Ms. Kaiser has board and community service experience with a variety of organizations. She is a member of the Advisory Board of both the Center for Business Leadership and the Accounting Department at Miami University. For the Women’s Fund of Central Ohio’s Board of Directors, Ms. Kaiser serves as the Treasurer and as a member of the Executive, Finance and Audit Committees. Ms. Kaiser recently completed a three-year term on the Board of Directors of the National Association of Women Business Owners, where she also served as Treasurer and as a member of the Executive Committee. As a member of the Columbus Chamber of Commerce, she serves on its Small Business Council. Ms. Kaiser was selected to serve as a Trustee as a result of her board and executive level leadership experience, as well as her extensive financial, IT and risk management experience. Ms. Kaiser has been a Trustee since July

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2018. Ms. Kaiser earned an MBA with honors from the University of Chicago and received a BS from Miami University, graduating cum laude. In addition, she is an adjunct professor in the MBA Program at Ohio State University Fisher School of Business.

Ms. Janet S. Meeks - Ms. Meeks has 38 years of experience in the healthcare and financial services industries. Ms. Meeks founded healthcare Alignment Advisers, LLC in 2015, a consulting company located in Westerville, Ohio, that provides advice to healthcare executives with respect to, among other things, strategy development and implementation and currently serves as the Chief Executive Officer. Ms. Meeks previously served for nine years as President and Chief Operating Officer of Mount Carmel St. Ann’s Hospital (MCSA), a regional medical center located in Columbus, Ohio. Prior to that, she served in executive roles for four nationally known healthcare systems, including Trinity Health and Vanderbilt University Medical Center. Before entering the healthcare sector, Ms. Meeks worked in the financial services industry for Bank of Mississippi.

As an experienced corporate director, Ms. Meeks currently serves on the Board of Directors of National Church Residences, serves as a faculty member of both the AHA Society for Healthcare Planning and Marketing National Conferences and the Healthcare Strategy Institute National Conferences, and is an Instructor at the University of Mississippi School of Business Administration. Ms. Meeks has published extensively and is an accomplished speaker. Ms. Meeks was selected to serve as a Trustee as a result of her board and executive level leadership experience and her extensive financial industry, marketing and strategy expertise. Ms. Meeks has been a Trustee since July 2018. Ms. Meeks is a two-time graduate of the University of Mississippi, where she received an undergraduate degree in banking and finance and an MBA in finance.

Effective July 1, 2018, the sub-section titled “D. Trustee Ownership of Shares of the Fund and of the Fund Complex” in the section titled “Trustees and Officers,” on page 46 in the Fund’s SAI, is replaced with the following:

D.	Trustee Ownership of Shares of the Fund and of the Fund Complex

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2017.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
Walter B. Grimm	None	$10,001 - $50,000
Mary M. Morrow	None	None
John C. Davis	None	None
Lori Kaiser	None	None
Janet Smith Meeks	None	None

**	The Trust currently consists of 10 series.

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust, although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

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Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None
Independent Trustees
Walter B. Grimm*	$2,550	$25,500
Mary M. Morrow*	$2,550	$25,500
John C. Davis*	$1,500	$15,000
Lori Kaiser*	$1,500	$15,000
Janet Smith-Meeks*	$1,500	$15,000

* Estimated annual compensation for 2018. For the year ended December 31, 2017, Mr. Grimm and Ms. Morrow each received total compensation from the Trust in the amount of $13,450, which included $2,573 in compensation from the Fund. Mr. Davis, Ms. Kaiser and Ms. Meeks did not receive any compensation from the Trust during 2017.

Further Information

For further information, please contact the Fund toll-free at (800) 657-4450. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.hedekerwealth.com.

6

June 28, 2018

Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

Each a series of the Capitol Series Trust

Supplement to the Statement of Additional Information dated June 4, 2018

The Statement of Additional Information (“SAI”) dated June 4, 2018, of the Meritage Growth Equity Fund, the Meritage Value Equity Fund, and the Meritage Yield-Focus Equity Fund (collectively, the “Funds”) is hereby amended to reflect the updated information that follows.

Election of Trustees

At a shareholder meeting of the Capitol Series Trust (the “Trust”) held on June 19, 2018, John C. Davis, Lori Kaiser and Janet Smith Meeks were elected to serve as Independent Trustees of the Trust beginning July 1, 2018. Accordingly, effective July 1, 2018, the sub-sections titled “A. General Information” and “B. Qualifications of the Trustees” in the section titled “Trustees and Officers,” beginning on page 15 in the Funds’ SAI, are replaced with the following:

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chair of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

As of the date of this SAI, the Trustees oversee the operations of 10 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust,Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background.  The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust,Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Consultant (managed care services) (April 2018 to present).

Previous Position(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

John C. Davis Age: 66 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011. Consultant, Board of Trustees of Ultimus Managers Trust (since 2016).

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Former Trustee of Ultimus Managers Trust (2012-2016).

Lori Kaiser Age: 55 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Janet Smith Meeks Age: 63 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel Health System (2004-2015).

Officers.  The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dina A. Tantra Age: 48 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: March 2018

Principal Occupation(s): Executive Vice President and Director of Fund Administration and Compliance, Ultimus Fund Solutions, LLC (August 2017 to present).

Previous Position(s): Managing Director, Foreside Financial Group, LLC (2016 to 2017); Trustee and President, Advisers Investment Trust (September 2012 to August 2017); Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc. (2008 to 2016); Secretary and General Counsel, BHIL Distributors, Inc. (2008 to 2016).

Matthew J. Miller Age: 42 VICE PRESIDENT and SECRETARY Began Serving: September 2013 (VP); April 2018 (Secretary)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

B.	Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as a Trustee:

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as Managing Director of both since their founding in 1999. He also serves as Co-CEO of Ultimus and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018. He has also served as an Interested Trustee on the Board of the Ultimus Managers Trust since February 2012. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as a Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018. Mr. Grimm also serves as Chair of the Valuation Committee and Audit Committee.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

Mr. John C. Davis - Mr. Davis is a Retired Partner of PricewaterhouseCoopers LLP (“PWC”), where he worked from 1974-2010. He has been a Consultant since May 2011. During his career at PWC, Mr. Davis’ client service experiences encompassed domestic and international financial reporting, accounting, auditing, business structuring, tax, governance and compliance for companies in a variety of industries, including banking, insurance, asset management, credit, distribution, venture capital, private equity, and capital markets. From 2012 through 2016, Mr. Davis served as a Trustee of Ultimus Managers Trust. During his tenure as a Trustee, Mr. Davis served as financial expert, lead independent director and as chairman of the Board of Trustees. Since 2016, he has served as a consultant to the Board of Trustees of Ultimus Managers Trust, providing planning, compliance and business advice to the Board on a broad range of trustee oversight and regulatory matters. Mr. Davis was selected to serve as a Trustee based on his extensive mutual fund industry experience, mutual fund board/corporate governance experience, and financial/auditing expertise. Mr. Davis has been a Trustee since July 2018. Mr. Davis graduated from Indiana State University with a degree in Accounting.

Ms. Lori Kaiser - Ms. Kaiser is the CEO of Kaiser Consulting, an international professional services firm that she founded in 1992, which specializes in accounting, finance and IT consulting. She is a Certified Public Accountant and a Chartered Global Management Accountant, with over 20-years’ experience serving the needs of auto/auto-parts manufacturers and various other industries, including financial, communications, not-for-profits, mutual funds, and insurance. She advises executive management on issues of risk identification and mitigation, mergers, acquisitions and integrations. Prior to Kaiser Consulting, Ms. Kaiser was the Chief Financial Officer at Lowestpremium.com, an online insurance aggregator enabling users to search for the lowest auto insurance rates. Earlier in her career, Ms. Kaiser served as Corporate Controller for Nationwide Communications, Inc., the media subsidiary of Nationwide Insurance Company, and she began her career in the audit practice of KPMG, LLP in Columbus, Ohio.

Ms. Kaiser has board and community service experience with a variety of organizations. She is a member of the Advisory Board of both the Center for Business Leadership and the Accounting Department at Miami University. For the Women’s Fund of Central Ohio’s Board of Directors, Ms. Kaiser serves as the Treasurer and as a member of the Executive, Finance and Audit Committees. Ms. Kaiser recently completed a three-year term on the Board of Directors of the National Association of Women Business Owners, where she also served as Treasurer and as a member of the Executive Committee. As a member of the Columbus Chamber of Commerce, she serves on its Small Business Council. Ms. Kaiser was selected to serve as a Trustee as a result of her board and executive level leadership experience, as well as her extensive financial, IT and risk management experience. Ms. Kaiser has been a Trustee since July 2018. Ms. Kaiser earned an MBA with honors from the University of Chicago and received a BS from Miami University, graduating cum laude. In addition, she is an adjunct professor in the MBA Program at Ohio State University Fisher School of Business.

Ms. Janet S. Meeks - Ms. Meeks has 38 years of experience in the healthcare and financial services industries. Ms. Meeks founded healthcare Alignment Advisers, LLC in 2015, a consulting company located in Westerville, Ohio, that provides advice to healthcare executives with respect to, among other things, strategy development and implementation and currently serves as the Chief Executive Officer. Ms. Meeks previously served for nine years as President and Chief Operating Officer of Mount Carmel St. Ann’s Hospital (MCSA), a regional medical center located in Columbus, Ohio. Prior to that, she served in executive roles for four nationally known healthcare systems, including Trinity Health and Vanderbilt University Medical Center. Before entering the healthcare sector, Ms. Meeks worked in the financial services industry for Bank of Mississippi.

As an experienced corporate director, Ms. Meeks currently serves on the Board of Directors of National Church Residences, serves as a faculty member of both the AHA Society for Healthcare Planning and Marketing National Conferences and the Healthcare Strategy Institute National Conferences, and is an Instructor at the University of Mississippi School of Business Administration. Ms. Meeks has published extensively and is an accomplished speaker. Ms. Meeks was selected to serve as a Trustee as a result of her board and executive level leadership experience and her extensive financial industry, marketing and strategy expertise. Ms. Meeks has been a Trustee since July 2018. Ms. Meeks is a two-time graduate of the University of Mississippi, where she received an undergraduate degree in banking and finance and an MBA in finance.

Effective July 1, 2018, the sub-section titled “D. Trustee Ownership of Shares of the Funds and of the Fund Complex” in the section titled “Trustees and Officers,” beginning on page 19 in the Funds’ SAI, is replaced with the following:

D.	Trustee Ownership of Shares of the Funds and of the Fund Complex

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2017.

Trustee	Dollar Range of a Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey		Over $100,000
Growth Equity Fund	$10,001 - $50,000
Value Equity Fund	None
Yield-Focus Equity Fund	None
Independent Trustees
Walter B. Grimm		$10,001 - $50,000
Growth Equity Fund	$10,001 - $50,000
Value Equity Fund	None
Yield-Focus Equity Fund	None
Mary M. Morrow		None
Growth Equity Fund	None
Value Equity Fund	None
Yield-Focus Equity Fund	None
John C. Davis		None
Growth Equity Fund	None
Value Equity Fund	None
Yield-Focus Equity Fund	None
Lori Kaiser		None
Growth Equity Fund	None
Value Equity Fund	None
Yield-Focus Equity Fund	None
Janet Smith-Meeks		None
Growth Equity Fund	None
Value Equity Fund	None
Yield-Focus Equity Fund	None

**	The Trust currently consists of 10 series.

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust, although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

Trustee	Compensation from the Growth Equity Fund	Compensation from the Value Equity Fund	Compensation from the Yield- Focus Equity Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
Walter B. Grimm*	$2,550	$2,550	$2,550	$25,500
Mary M. Morrow*	$2,550	$2,550	$2,550	$25,500
John C. Davis*	$1,500	$1,500	$1,500	$15,000
Lori Kaiser*	$1,500	$1,500	$1,500	$15,000
Janet Smith-Meeks*	$1,500	$1,500	$1,500	$15,000

* Estimated annual compensation for 2018. For the year ended December 31, 2017, Mr. Grimm and Ms. Morrow each received total compensation from the Trust in the amount of $13,450, which included $1,368 in compensation from each of the Growth Equity Fund, Value Equity Fund and Yield-Focus Equity Fund. Mr. Davis, Ms. Kaiser and Ms. Meeks did not receive any compensation from the Trust during 2017.

Further Information

For further information, please contact the Funds toll-free at (855) 261-0104. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.meritageportfoliofunds.com.

June 28, 2018

Preserver Alternative Opportunities Fund

Institutional Shares – PAOIX

Retail Shares – PAORX

A series of the Capitol Series Trust

Supplement to the Prospectus and Statement of Additional Information,

each dated December 29, 2017

The Prospectus and Statement of Additional Information (“SAI”), each dated December 29, 2017, of the Preserver Alternative Opportunities Fund (the “Fund”) are hereby amended to reflect the updated information that follows.

Change of Distribution Frequency

Effective June 14, 2018, the Fund has changed the frequency of its distribution of net investment income and dividends to annually. Accordingly, the last sentence of the first paragraph in the sub-section titled “Taxes” on page 34 of the Fund’s Prospectus is amended as follows (new text emphasized in italics):

Dividends normally will be distributed by the Fund on an annual basis.

The first sentence of the eighth paragraph in the section titled “Status and Taxation of the Fund,” on page 45 of the Fund’s SAI, is replaced with the following (new text emphasized in italics):

The Fund intends to distribute net investment income on an annual basis.

Election of Trustees

At a shareholder meeting of the Capitol Series Trust (the “Trust”) held on June 19, 2018, John C. Davis, Lori Kaiser and Janet Smith Meeks were elected to serve as Independent Trustees of the Trust beginning July 1, 2018. Accordingly, effective July 1, 2018, the sub-sections titled “A. General Information” and “B. Qualifications of the Trustees” in the section titled “Trustees and Officers,” beginning on page 34 in the Fund’s SAI, are replaced with the following:

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chair of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

As of the date of this SAI, the Trustees oversee the operations of 10 series.

1

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (June 2012 to October 2013).

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Consultant (managed care services) (April 2018 to present).

Previous Position(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

John C. Davis Age: 66 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011. Consultant, Board of Trustees of Ultimus Managers Trust (since 2016).

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Former Trustee of Ultimus Managers Trust (2012-2016).

Lori Kaiser Age: 55 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Janet Smith Meeks Age: 63 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel Health System (2004-2015).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dina A. Tantra Age: 48 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: March 2018

Principal Occupation(s): Executive Vice President and Director of Fund Administration and Compliance, Ultimus Fund Solutions, LLC (August 2017 to present).

Previous Position(s): Managing Director, Foreside Financial Group, LLC (2016 to 2017); Trustee and President, Advisers Investment Trust (September 2012 to August 2017); Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc. (2008 to 2016); Secretary and General Counsel, BHIL Distributors, Inc. (2008 to 2016).

Matthew J. Miller Age: 42 VICE PRESIDENT and SECRETARY Began Serving: September 2013 (VP); April 2018 (Secretary)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

3

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

B.	Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as a Trustee:

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as Managing Director of both since their founding in 1999. He also serves as Co-CEO of Ultimus and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018. He has also served as an Interested Trustee on the Board of the Ultimus Managers Trust since February 2012. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as a Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018. Mr. Grimm also serves as Chair of the Valuation Committee and Audit Committee.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

Mr. John C. Davis - Mr. Davis is a Retired Partner of PricewaterhouseCoopers LLP (“PWC”), where he worked from 1974-2010. He has been a Consultant since May 2011. During his career at PWC, Mr. Davis’ client service experiences encompassed domestic and international financial reporting, accounting, auditing, business structuring, tax, governance and compliance for companies in a variety of industries, including banking, insurance, asset management, credit, distribution, venture capital, private equity, and capital markets. From 2012 through 2016, Mr. Davis served as a Trustee of Ultimus Managers Trust. During his tenure as a Trustee, Mr. Davis served as financial expert, lead independent director and as chairman of the Board of Trustees. Since 2016, he has served as a consultant to the Board of Trustees of Ultimus Managers Trust, providing planning, compliance and business advice to the Board on a broad range of trustee oversight and regulatory matters. Mr. Davis was selected to serve as a Trustee based on his extensive mutual fund industry experience, mutual fund board/corporate governance experience, and financial/auditing expertise. Mr. Davis has been a Trustee since July 2018. Mr. Davis graduated from Indiana State University with a degree in Accounting.

4

Ms. Lori Kaiser - Ms. Kaiser is the CEO of Kaiser Consulting, an international professional services firm that she founded in 1992, which specializes in accounting, finance and IT consulting. She is a Certified Public Accountant and a Chartered Global Management Accountant, with over 20-years’ experience serving the needs of auto/auto-parts manufacturers and various other industries, including financial, communications, not-for-profits, mutual funds, and insurance. She advises executive management on issues of risk identification and mitigation, mergers, acquisitions and integrations. Prior to Kaiser Consulting, Ms. Kaiser was the Chief Financial Officer at Lowestpremium.com, an online insurance aggregator enabling users to search for the lowest auto insurance rates. Earlier in her career, Ms. Kaiser served as Corporate Controller for Nationwide Communications, Inc., the media subsidiary of Nationwide Insurance Company, and she began her career in the audit practice of KPMG, LLP in Columbus, Ohio.

Ms. Kaiser has board and community service experience with a variety of organizations. She is a member of the Advisory Board of both the Center for Business Leadership and the Accounting Department at Miami University. For the Women’s Fund of Central Ohio’s Board of Directors, Ms. Kaiser serves as the Treasurer and as a member of the Executive, Finance and Audit Committees. Ms. Kaiser recently completed a three-year term on the Board of Directors of the National Association of Women Business Owners, where she also served as Treasurer and as a member of the Executive Committee. As a member of the Columbus Chamber of Commerce, she serves on its Small Business Council. Ms. Kaiser was selected to serve as a Trustee as a result of her board and executive level leadership experience, as well as her extensive financial, IT and risk management experience. Ms. Kaiser has been a Trustee since July 2018. Ms. Kaiser earned an MBA with honors from the University of Chicago and received a BS from Miami University, graduating cum laude. In addition, she is an adjunct professor in the MBA Program at Ohio State University Fisher School of Business.

Ms. Janet S. Meeks - Ms. Meeks has 38 years of experience in the healthcare and financial services industries. Ms. Meeks founded healthcare Alignment Advisers, LLC in 2015, a consulting company located in Westerville, Ohio, that provides advice to healthcare executives with respect to, among other things, strategy development and implementation and currently serves as the Chief Executive Officer. Ms. Meeks previously served for nine years as President and Chief Operating Officer of Mount Carmel St. Ann’s Hospital (MCSA), a regional medical center located in Columbus, Ohio. Prior to that, she served in executive roles for four nationally known healthcare systems, including Trinity Health and Vanderbilt University Medical Center. Before entering the healthcare sector, Ms. Meeks worked in the financial services industry for Bank of Mississippi.

As an experienced corporate director, Ms. Meeks currently serves on the Board of Directors of National Church Residences, serves as a faculty member of both the AHA Society for Healthcare Planning and Marketing National Conferences and the Healthcare Strategy Institute National Conferences, and is an Instructor at the University of Mississippi School of Business Administration. Ms. Meeks has published extensively and is an accomplished speaker. Ms. Meeks was selected to serve as a Trustee as a result of her board and executive level leadership experience and her extensive financial industry, marketing and strategy expertise. Ms. Meeks has been a Trustee since July 2018. Ms. Meeks is a two-time graduate of the University of Mississippi, where she received an undergraduate degree in banking and finance and an MBA in finance.

Effective July 1, 2018, the sub-section titled “D. Trustee Ownership of Shares of the Fund and of the Fund Complex” in the section titled “Trustees and Officers,” on page 38 in the Fund’s SAI, is replaced with the following:

D.	Trustee Ownership of Shares of the Fund and of the Fund Complex

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2017.

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Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
Walter B. Grimm	None	$10,001 - $50,000
Mary M. Morrow	None	None
John C. Davis	None	None
Lori Kaiser	None	None
Janet Smith Meeks	None	None

**	The Trust currently consists of 10 series.

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust, although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None
Independent Trustees
Walter B. Grimm*	$2,550	$25,500
Mary M. Morrow*	$2,550	$25,500
John C. Davis*	$1,500	$15,000
Lori Kaiser*	$1,500	$15,000
Janet Smith-Meeks*	$1,500	$15,000

* Estimated annual compensation for 2018. For the year ended December 31, 2017, Mr. Grimm and Ms. Morrow each received total compensation from the Trust in the amount of $13,450, which included $2,073 in compensation from the Fund. Mr. Davis, Ms. Kaiser and Ms. Meeks did not receive any compensation from the Trust during 2017.

Further Information

For further information, please contact the Fund toll-free at (844) 838-2119. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.preserverfunds.com.

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